23. Mileage program (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfMileageProgramLineItems [Line Items]
Total	R$ 1,580,962	R$ 1,180,674
Current	1,258,502	1,009,023
Non-current	322,460	171,651
Mileage program [member]
DisclosureOfMileageProgramLineItems [Line Items]
Total	2,145,097	1,755,985
Others [member]
DisclosureOfMileageProgramLineItems [Line Items]
Total	5,817	1,764
Breakage [member]
DisclosureOfMileageProgramLineItems [Line Items]
Total	R$ (569,952)	R$ (577,075)